S-K 1605, De-SPAC Background and Terms	Mar. 27, 2026
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Negotiations Description [Text Block]

The terms of the Business Combination were the result of arm’s-length negotiations between representatives of MLAC, the Company, Pubco, Seller, Robert Hadick and Gerald Bartholomew Smith (Messrs. Hadick and Smith, together with the Company, Pubco and Seller, the “AVAT Parties”), as further described below. Barclays Capital Inc. (“Barclays”) and PJT Partners LP (“PJT” and, together with Barclays, the “Investment Banks”) acted as placement agents with respect to the Company Unit Subscription and capital markets advisors with respect to the Business Combination. PJT also acted as exclusive financial advisor to AVAT in connection with the Business Combination.

The following chronology summarizes the key meetings and events that led to the signing of the Business Combination Agreement. This chronology does not purport to catalogue every correspondence among representatives of MLAC, the AVAT Parties and the Investment Banks.

Description of Negotiation Process with Candidates other than Pubco/the Company.

Below is a summary of targets other than the Company that were considered and with which MLAC Management had significant discussions, and the reasons why MLAC did not proceed with these candidates.

●	Target A: A digital asset investment company located outside the United States reached out via one of its advisors on January 11, 2025, to discuss the possibility of engaging in a business combination. On January 22, 2025 Target A’s CEO shared a presentation with MLAC Management. Over the next few months Target A’s CEO, Paul Grinberg and Douglas Horlick met virtually and in person, to discuss the terms of a potential business combination. MLAC Management sent a proposed letter of intent to Target A’s CEO in early June 2025, which was not accepted by Target A.
●	Target B: An autonomous vehicle company that MLAC was introduced to by Target B’s banker in April 2025. Beginning in May 2025, MLAC visited Target B’s headquarters, had several discussions with Target B’s management team and shared several drafts of a letter of intent with Target B. MLAC decided not to proceed with the transaction in late July 2025 primarily because the parties were unable to reach agreement on a minimum cash condition for closing.
●	Target C: A computer-related company that MLAC was introduced to by Target C’s banker in late July 2025. After several virtual meetings, MLAC decided in late August 2025 to pause negotiations with Target C in order to focus on the AVAT opportunity.

Description of Negotiations between MLAC and Pubco/the Company.

On August 7, 2025, the Seller engaged Skadden, Arps, Slate, Meagher & Flom (UK) LLP (“Skadden”) to serve as counsel for the Business Combination. The Seller did not materially consider any transactions other than the Business Combination.

On August 8, 2025, the ticker “AVAT” was reserved across exchanges with an expiration date of August 8, 2027.

On August 14, 2025, at the direction of AVAT, PJT circulated kick-off discussion materials including an outline of the investor presentation and targeting plan for the Company Unit Subscription.

On August 14, 2025, at the direction of AVAT, PJT hosted a Project Chamber Kick-off call including PJT, Barclays, the Seller, Gerald Bartholomew Smith and Skadden. Following this first introductory call this group held bi-weekly status calls every Tuesday and Thursday to discuss next steps in the transaction process.

On August 18, 2025, the Seller and Avalanche BVI entered into a non-binding letter of intent (the “Foundation LoI”) setting out certain key terms for the sale of AVAX tokens by Avalanche BVI to a digital asset treasury vehicle. The key terms included: (i) a commitment by Avalanche BVI to contribute at least $200 million of AVAX tokens to the Company, priced at a 60% discount; (ii) a contribution by the Seller of up to 1,960,040 AVAX tokens from its affiliated funds; (iii) the final structure of the digital asset treasury vehicle to be determined during definitive documentation; (iv) Avalanche BVI shall be entitled to appoint a representative as a member of the board of directors of such to-be-formed digital asset treasury vehicle; (v) Avalanche BVI may elect to receive an allocation of shares in the to-be-formed digital asset treasury vehicle or cash proceeds or a combination of both; and (vi) exclusivity for 18 months during which Avalanche BVI will not sell AVAX tokens to any other digital asset treasury vehicle listed on a U.S. national stock exchange with a business model primarily dependent on owning AVAX, except as agreed by the parties. The Foundation LoI is non-binding except for provisions regarding confidentiality, exclusivity, and certain miscellaneous terms.

On August 18, 2025, at the direction of AVAT, PJT scheduled a series of meetings with Skadden and Barclays to discuss Company Unit Subscription and SPAC targeting matters.

On August 19, 2025, a representative of Barclays, who was aware of MLAC Management’s experience in the digital asset space, approached Douglas Horlick, President of MLAC, with the AVAT opportunity.

On August 20, 2025, MLAC Management received a non-disclosure agreement (“NDA”) from the AVAT Parties.

On August 20, 2025, Avalanche Treasury Company LLC was formed as a Delaware limited liability company in order to pursue the Business Combination.

On August 22, 2025, after some minor negotiated changes MLAC Management and the AVAT Parties executed the NDA.

On August 27, 2025, a meeting between Barclays and MLAC Management, which included Paul Grinberg and Mr. Horlick, was held to discuss the AVAT opportunity and to determine if this would be of interest to MLAC. Subsequently, representatives of Barclays introduced representatives of the AVAT Parties by e-mail to MLAC Management. This led to a meeting on August 28, 2025 by and among representatives of Barclays, MLAC Management, MLAC director Jamie Vieser, and the AVAT Parties, where Mr. Hadick and Mr. Smith provided a detailed overview of AVAT.

On August 28, 2025, Mr. Hadick shared a draft of the Contribution Agreement with the AVAT Parties reflecting the terms of the Foundation LoI, therefore governing the contribution of AVAX tokens to the Company by both Avalanche BVI and the Seller Related Parties.

On August 29, 2025, MLAC Management, Mr. Hadick and Mr. Smith had a follow-up meeting where MLAC Management asked detailed questions about the proposed business.

On August 31, 2025, MLAC Management, Mr. Hadick and Mr. Smith held a meeting where they discussed the terms of a potential deal. Those discussions and negotiations continued over the course of multiple meetings held on September 1, 2025.

On September 1, 2025, MLAC Management agreed via email with the AVAT Parties on key points of a draft letter of intent (the “LOI”) regarding the potential Business Combination. The key terms, proposed by the AVAT Parties and accepted by MLAC Management, included: (i) a contribution by Seller of up to 1,960,040 AVAX tokens in exchange for 2,000,000 Pubco Class A Stock and 2,000,000 Pubco Class B Stock, each subject to certain price-based earnouts; (ii) a contribution by the Foundation of at least $200 million of AVAX tokens, priced at a 60% discount, (iii) a dual-class structure for Pubco consisting of voting and non-voting classes of stock; (iv) a PIPE commitment of at least $300 million on or prior to the execution of definitive agreements; (iv) the forfeiture by Sponsor of up to 7,187,500 founder shares (excluding 1,200,000 founder shares) and all of its 495,000 private placement units; and (vi) reciprocal earnout requirements for the securities to be held by each of Seller and the MLAC Sponsor. Points of heavier negotiation included the price-based thresholds for the reciprocal earnout milestones, the number of Founder Shares subject to forfeiture and the scope and structure of the voting rights to be granted to Seller and its designees under a dual- class regime. The LOI provided for an initial 30-day exclusivity period, subject to automatic 30-day renewal periods unless earlier terminated by any party.

On September 1 and 2, 2025, MLAC Management discussed with individual MLAC Board Members the proposed Business Combination. The MLAC Board was unanimously supportive of MLAC entering into the LOI.

On September 3, 2025, upon further negotiation, MLAC and AVAT executed the LOI. The final terms reflected what was previous agreed upon.

On September 4, 2025, MLAC began its due diligence of the AVAT Parties.

On September 4, 2025, the Foundation shared their comments to the Contribution Agreement, including the request to have two separate agreements governing the transfer of AVAX tokens to the Company by the Foundation and the Seller Related Parties rather than one, as originally envisaged in the Foundation LoI and in the first version of the Contribution Agreement dated as of August 28, 2025. In particular, the proposed revised structure envisaged: (i) a Contribution Agreement between Dragonfly and the Company, and (ii) a Token Sale Agreement between the Foundation and the Company. Simultaneously, the Foundation shared a first draft of the Token Sale Agreement, based on a standard form agreement normally used by the Foundation for the sale of AVAX tokens and incorporating the provisions regarding pricing, consideration, and restrictions applicable to the transfer of AVAX tokens by the Foundation to the Company, as previously included in the Contribution Agreement.

On September 5, 2025, Sidley Austin LLP (“Sidley”), counsel to the Foundation with respect to the Contribution Agreement and the Token Sale Agreement had a call with Mr. Hadick, Skadden and the Seller to discuss the mechanics of the Contribution Agreement and the Token Sale Agreement and how the agreements are intended to work together as well as other specific provisions of the Token Sale Agreement (e.g., the indemnity provisions, a proposed rescission rights for the Foundation, the date for the calculation of the VWAP, and representation and warranties of the Company).

On September 5, 2025, MLAC Management and representatives of the AVAT Parties had a meeting to plan for the process for the proposed Business Combination, which included an introduction to potential auditors and accountants for the Company.

Between September 5, 2025 and October 1, 2025, MLAC Management engaged in discussions with BTIG, MLAC’s IPO underwriter, with respect to its engagement as a financial and capital markets advisors to MLAC in the Business Combination. In connection with such engagement, BTIG agreed to forfeit its 310,000 Private Placement Units and all deferred underwriting fees payable upon consummation of the Business Combination in excess of $1,000,000.

On September 8, 2025, MLAC engaged Ellenoff Grossman & Schole LLP (“EGS”), to serve as its counsel with respect to the Business Combination.

On September 8, 2025, Skadden shared with Sidley and the Foundation updated drafts of the Contribution Agreement and the Token Sale Agreement, reflecting the new structure proposed by the Foundation to have two different agreements governing the transfer of AVAX Tokens to the Company and setting out among other things the form of payment (split between cash and shares in Pubco) and conditions and timing of such contribution.

Between September 8, 2025 and September 23, 2025, Skadden, Sidley, the Foundation, the AVAT Parties, the Seller and Mr. Hadick held multiple calls and exchanged multiple drafts of the Contribution Agreement and the Token Sale Agreement whereby such parties negotiated among others, the duration of the Foundation’s right of first refusal on direct and indirect sales of all AVAX Tokens, the introduction of the Foundation’s right to convert, subject to certain conditions, the shares of Pubco Class A Stock to be issued to them as a consideration for the transfer of AVAX Tokens into pre-funded warrants convertible, at the Foundation’s request, into Pubco Class A Stock on a one-to-one basis, the price for the transfer of the AVAX Tokens, the language relating to treatment of the AVAX Tokens as securities, the cure period for breaches of lock-ups and the indemnity provisions.

On September 9, 2025, Davis Polk & Wardwell LLP (“DPW”), counsel to the Investment Banks, sent to EGS a draft of the wall cross materials, which included procedures designed to engage in discussions with potential investors for the Company Unit Subscription in compliance with applicable federal securities laws. Additionally, at the direction of AVAT, the Investment Banks sent to EGS an advanced draft of the investor presentation for the Company Unit Subscription. From September 9, 2025 to September 16, 2025, MLAC, the AVAT Parties, DPW, Skadden and EGS reviewed and provided comments on the investor presentation and wall cross procedures for the Company Unit Subscription. On September 11, 2025, DPW organized a regulatory and legal due diligence call with EGS, Skadden, MLAC and the Company.

On September 11, 2025, representatives of EGS and Skadden had an organizational meeting to discuss the Business Combination and allocate responsibilities between Skadden and EGS for the preparation of the initial drafts of the various transaction documents.

From September 11, 2025 until October 1, 2025 the date on which the Business Combination Agreement was executed, representatives of MLAC, the AVAT Parties, EGS, Skadden and the Investment Banks held twice-weekly meetings to discuss the status of the Transactions and applicable documents to be executed in connection with the Transaction.

On September 11, 2025, Skadden sent EGS an initial draft of the Business Combination Agreement and the Company Unit Subscription Agreement.

On September 11, 2025, the parties finalized the wall-cross procedures for the Company Unit Subscription.

On September 11, 2025, Sidley sent updated drafts of the Contribution Agreement and the Token Sale Agreement, the main changes to the: (i) Token Sale Agreement were in relation to representations and warranties, liquidated damages, lock-up terms and indemnity; and (ii) Contribution Agreement were in relation to the representations and warranties, right of first refusal and indemnity.

On September 12, 2025, the Company engaged the Investment Banks to act as placement agents in connection with the Company Unit Subscription and as capital markets advisors in connection with the Business Combination.

On September 12, 2025, AVAT entered into the Financial Advisor Engagement Letter, pursuant to which AVAT engaged PJT as its exclusive financial advisor in connection with the Business Combination and PJT agreed to perform customary financial advisory services.

On September 12, 2025, the parties finalized the investor presentation to be used in the Company Unit Subscription process and, at the direction of AVAT, the Investment Banks launched the private marketing process for the Company Unit Subscription.

On September 12, 2025, Skadden, Sidley, the Foundation, the AVAT Parties, the Seller and Mr. Hadick had a call to discuss the revised drafts of the Contribution Agreement and the Token Sale Agreement dated as of September 11, 2025.

From September 12, 2025 to October 1, 2025, at the direction of AVAT, the Investment Banks conducted investor outreach. During this period, wall-crossed investors and the executive officers of Pubco held investor meetings in which the AVAT Parties engaged in substantive discussions about proposed terms of the Company Unit Subscription Agreement.

On September 15, 2025, EGS circulated a revised draft of the Business Combination Agreement. The primary changes were edits to remove or revise provisions that were not relevant to MLAC’s outstanding securities.

On September 15, 2025, Skadden reverted with comments to Sidley on the Contribution Agreement and the Token Sale Agreement where certain representations and warranties were reinstated, the conditions to closing under the Contribution Agreement were deleted as signing and closing were to occur simultaneously, along with other changes.

On September 16 and 18, 2025, representatives of the Investment Banks and the AVAT Parties held meetings to discuss the size and composition of the securities offered and purchase price to be paid in the Company Unit Subscription.

On September 17, 2025, Sidley shared with Skadden revised versions of the Contribution Agreement and the Token Sale Agreement where Sidley included certain conditions to the token delivery in the Token Sale Agreement and certain conditions to closing in the Contribution Agreement.

On September 18, 2025, Skadden reverted with comments to Sidley on the Contribution Agreement and the Token Sale Agreement.

Between September 18, 2025 and September 19, 2025, Sidley and Skadden held a call and circulated multiple updated versions of the Contribution Agreement and the Token Sale Agreement.

From August 29 to September 25, 2025, MLAC Management provided the MLAC Board with periodic updates and discussed various aspects of the proposed transaction, including about the Company’s exclusive relationship with the Foundation, the size and scope of related financing options, characteristics of Avalanche compared to other digital tokens, and the Company’s proposed DAT accumulation and financing strategies.

On September 19, 2025, EGS sent Skadden revised drafts of the Company Unit Subscription Agreements.

On September 20, 2025, at the direction of AVAT, the Investment Banks provided prospective investors with the initial drafts of the Company Unit Subscription Agreement. From September 19, 2025 to October 1, 2025, Investment Banks conducted private investor outreach. During this period, wall-crossed investors, the executive officers of Pubco and Investment Banks held investor meetings and Investment Banks and the AVAT Parties engaged in substantive discussions about proposed terms of the Company Unit Subscription Agreement.

On September 21, 2025, Skadden circulated a revised draft of Business Combination Agreement. Due to the potential investor profile, the agreement was revised to remove the proposed transaction structure and adopt a standard double dummy transaction structure which significantly simplified the Business Combination Agreement.

On September 22, 2025, Avalanche Treasury Corporation was incorporated as a Delaware corporation.

On September 22, 2025, Sidley provided comments to the Contribution Agreement and the Token Sale Agreement including in relation to, among other things, the limitation on liability, definitions of permitted collateral pledge and cure period for breaches of restrictions applying to the tokens.

From September 23, 2025 until September 30, 2025, Sidley and Skadden held multiple calls and circulated multiple drafts until both the Contribution Agreement and the Token Sale Agreement were in agreed form.

On September 23, 2025, a call was held between Skadden’s and EGS’ tax and corporate teams to discuss and finalize the transaction structure.

On September 23, 2025, EGS sent Skadden initial drafts of the forms of Lock-up Agreement for (i) the Sponsor and other insiders of MLAC and (ii) the shareholders of the Company.

On September 25, 2025, EGS sent Skadden an initial draft of the Sponsor Support Agreement. The draft provided that rather than forfeiting the 1,600,000 founder shares at the Closing and issuing new shares upon achievement of the trading price thresholds (as contemplated by the LOI), the shares would be converted at Closing and placed in escrow.

On September 25, 2025, Skadden sent EGS an initial draft of the Amended and Restated Registration Rights Agreement. EGS sent a revised draft to Skadden on September 26, 2025. The primary change was to propose a reduction in the filing deadline for an effective shelf registration statement.

On September 26, 2025, Avalanche Company Merger Sub LLC was formed as a Delaware limited liability company.

On September 26, 2025, Avalanche SPAC Merger Sub LLC was formed as a Delaware limited liability company.

On September 26, 2025, the MLAC Board held a board meeting to consider the status and terms of the Business Combination and related agreements. MLAC Management, with the assistance of representatives from EGS and Forbes Hare, provided an update on the status of the Transactions, and answered questions from the MLAC Board.

On September 27, 2025, Skadden sent EGS a revised draft of the Sponsor Support Agreement and the Lock-Up Agreements.

On September 28, 2025, EGS sent comments on the Sponsor Support Agreement introducing the concept of escrow for the Sponsor’s earn-out and confirmed that the Lock-Up Agreement was in final form.

On September 29, 2025, Skadden sent EGS revised drafts of the Business Combination and Sponsor Support Agreement. The primary changes in the Business Combination Agreement were to set forth the escrow mechanics for the shareholder earnout. The primary change in the Sponsor Support Agreement was to move the definition of a “Transfer” to the Business Combination Agreement. The Sponsor Support Agreement was in final form.

From September 29, 2025 to September 30, 2025, the parties and their legal counsel exchanged drafts and finalized the terms of the Business Combination Agreement and each of the Ancillary Agreements and other annexes to the Business Combination Agreement. During this period, the parties resolved all open items in the Business Combination Agreement and the Ancillary Agreements.

On October 1, 2025, the MLAC Board, by unanimous written consent, unanimously approved the Business Combination and the other Transactions, the entry into the Business Combination Agreement and the Ancillary Agreements to be executed by each of them.

On October 1, 2025, MLAC, Pubco, the Company, MLAC Merger Sub, Company Merger Sub and the Seller executed the Business Combination Agreement. Concurrently with the execution of the Business Combination Agreement, (i) MLAC, Pubco and the Sponsor entered into the Sponsor Support Agreement, (ii) MLAC, Pubco and the Company entered into each of the Company Unit Subscription Agreements with certain investors, (iii) the Company, the Seller, Pubco, Avalanche BVI and Avalanche Cayman entered into the Contribution Agreement, and (iv) the Company, Pubco, Avalanche BVI and Avalanche Cayman entered into the Token Sale Agreement. See “— Related Agreements” for additional information.

On October 1, 2025, the parties issued a joint press release announcing the execution of the Business Combination Agreement, and MLAC filed a Form 8-K with the SEC that included a copy of such press release and the investor presentation for the Company Unit Subscription.

On October 7, 2025, MLAC filed a Form 8-K with the SEC that included a copy of the executed Business Combination Agreement, the forms or copies of the other Ancillary Agreements and the forms of the Company Unit Subscription Agreements.

The parties have continued and expect to continue regular discussions and weekly calls regarding the timing to consummate the Business Combination and necessary preparation in connection therewith. Additionally, since the execution of the Business Combination Agreement, MLAC Management has actively communicated with individual MLAC Board members regarding the status of the Business Combination, as well as market conditions generally. The AVAX market has been characterized by significant volatility since its mainnet launch in September 2020, and will likely continue to experience significant volatility until the Closing of the Business Combination. Prior to approving the Business Combination, the MLAC Board considered AVAX’s pricing volatility in its evaluation of the proposed Transactions, as well as other uncertainties, risks and other potentially negative factors described in ”—MLAC Board’s Reasons for Approval of the Business Combination,” such as the considerable regulatory and macroeconomic uncertainty faced by AVAT and other players in the digital asset industry. The MLAC Board nonetheless believed, and continues to believe, that the Business Combination presents an attractive opportunity to generate value for MLAC shareholders. The Transaction’s discounted mNAV structure is designed to generate value to shareholders immediately upon Closing. Moreover, the MLAC Board believes AVAT’s relationship with the Foundation can create opportunities for long-term value that will outweigh future short-term swings in AVAX price. Finally, MLAC Management’s interactions with Pubco leadership since October 2025 have reinforced MLAC Management’s confidence in their ability to lead and grow Pubco’s business after Closing. Therefore, the MLAC Board does not believe that any recent change in the price of AVAX changes its assessment of the Transactions.

On January 13, 2026, the parties executed the First Amendment, pursuant to which, inter alia, the Additional Merger Consideration Shares will be issued, as of the Closing Date, to Astral.

On March 17, 2026, the parties executed the Second Amendment, pursuant to which the parties thereto agreed to postpone the issuance by Pubco to Astral of the 2,000,000 Astral Post-Closing Shares so that such issuance will occur on the thirtieth (30th) calendar day following the Closing Date, rather than on the Company Merger Effective Date.

De-SPAC Transactions, Material Terms [Line Items]
De-SPAC, Material Terms of the de-SPAC Transaction [Text Block]

The Business Combination Agreement

On October 1, 2025, MLAC, Pubco, the Pubco Subsidiaries, AVAT and Seller entered into the Business Combination Agreement.

Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, (a) prior to the Closing, MLAC will effect the Domestication, pursuant to which MLAC will transfer by way of continuation to and become a Delaware corporation, (b) at least two hours after the Domestication, the MLAC Merger will be completed, pursuant to which MLAC Merger Sub will merge with and into MLAC, with MLAC continuing as the surviving company and a wholly owned subsidiary of Pubco and with MLAC Shareholders receiving one (1) share of Pubco Class A Stock for each MLAC Class A Ordinary Share held by such MLAC Shareholder, and with each holder of MLAC Rights receiving one (1) share of Pubco Class A Stock in exchange for every ten (10) MLAC Rights held by such holder, and (c) the Company Merger will be completed, pursuant to which Company Merger Sub will merge with and into the Company, with the Company continuing as the surviving company, and with (i) each Company Member other than Seller Related Parties receiving one (1) share of Pubco Class A Stock for each Company Unit held immediately prior to the effective time of the Company Merger, (ii) Seller Related Parties receiving one (1) share of Pubco Class A Stock and one (1) share of Pubco Class B Stock for each Company Unit held and (iii) Astral receiving the Additional Merger Consideration Shares, as follows: (i) 2,000,000 Astral Escrow Shares will be issued at the Company Merger Effective Time and deposited into the Astral Escrow Account, and (ii) 2,000,000 Astral Post-Closing Shares will be issued and deposited into Astral’s security account on the thirtieth (30th) calendar day following the Closing Date.

De-SPAC, Brief Description [Text Block]

Merger Consideration

As consideration for the Company Merger:

(1)

each Company Member other than Seller Related Parties shall be entitled to receive from Pubco one (1) share of Pubco Class A Stock for each Company Unit held by such Company Member immediately prior to the Company Merger Effective Time;

(2)	each Seller Related Party shall be entitled to receive from Pubco, for each Company Unit held by such Seller Related Party immediately prior to the Company Merger Effective Time:
●	one (1) share of Pubco Class A Stock; and
●	one (1) share of Pubco Class B Stock;
(3)

Astral shall be entitled to receive 4,000,000 newly issued Pubco Class A Stock as Additional Merger Consideration Shares, out of which (i) 2,000,000 shares of Pubco Class A Stock will be deposited, upon the Closing, into the Astral Escrow Account, and will be released in tranches, all as provided in the Business Combination Agreement and the Astral Escrow Agreement, and (ii) and (ii) 2,000,000 shares of Pubco Class A Stock will and delivered on the thirtieth (30th) calendar day following the Closing Date; and

(4)	all of the issued and outstanding Company Merger Sub Membership Interests shall be converted into an equal number of shares of common stock of the Company Surviving Subsidiary (i.e., the Company).

At the Company Merger Effective Time and by virtue of the Mergers, all of the shares of Pubco Stock issued and outstanding immediately prior to the MLAC Merger Effective Time shall be automatically canceled and extinguished without any conversion thereof or payment therefor.

By virtue of the MLAC Merger:

(1)

immediately prior to the MLAC Merger Effective Time, (i) each MLAC Unit issued and outstanding immediately prior to the MLAC Merger Effective Time, that has not been forfeited in accordance with the Sponsor Support Agreement, shall be automatically subject to the Unit Separation with the holder thereof being deemed to hold one (1) MLAC Class A Ordinary Share and one (1) MLAC Right; and (ii) the MLAC Class A Ordinary Shares (other than the shares in respect of which its holder has validly exercised its right of redemption) and MLAC Right underlying the MLAC Unit held or deemed to be held following the Unit Separation shall be converted in accordance with the applicable terms of limbs (2)(i) and (2)(ii) respectively;

(2)	at the MLAC Merger Effective Time:
(i)

each issued and outstanding MLAC Right shall be automatically converted into the number of shares of Pubco Class A Stock that would have been received by the holder thereof if the MLAC Right had been converted upon the consummation of a Business Combination in accordance with MLAC’s Organizational Documents, the MLAC IPO Prospectus and the MLAC Rights Agreement into MLAC Class A Ordinary Shares, but for such purposes treating it as if (a) such Business Combination had occurred immediately prior to the MLAC Merger Effective Time and (b) the MLAC Class A Ordinary Shares issued upon conversion of the MLAC Rights had then automatically been converted into shares of Pubco Class A Stock in accordance with the provisions of limb (2)(ii). At the MLAC Merger Effective Time, the MLAC Rights shall cease to be outstanding and shall automatically be canceled and retired and shall cease to exist;

(ii)

each issued and outstanding MLAC Class A Ordinary Share (other than (x) treasury shares and (y) shares in respect of which its holder has validly exercised its right of redemption) shall be converted automatically into one (1) share of Pubco Class A Stock, following which all such MLAC Class A Ordinary Shares (other than the treasury shares) shall cease to be outstanding and shall automatically be canceled and shall cease to exist;

(iii)

each MLAC Class B Ordinary Share issued and outstanding immediately prior to the MLAC Merger Effective Time that has not been forfeited in accordance with the Sponsor Support Agreement (other than treasury shares) shall be converted automatically into one (1) share of Pubco Class A Stock, following which all such MLAC Class B Ordinary Shares shall cease to be outstanding and shall automatically be canceled and shall cease to exist.

Pursuant to the Sponsor Support Agreement 1,600,000 of the 2,800,000 shares of Pubco Class A Stock issued to the Sponsor in exchange for the 2,800,000 MLAC Class B Ordinary Share held by the Sponsor shall be deposited, upon the Closing, into an escrow account with Continental Stock Transfer and Trust Company, and will be released in tranches, all as provided in the Sponsor Support Agreement and the Sponsor Escrow Agreement; and

(iv)

each issued and outstanding MLAC Merger Sub Membership Interest shall be converted into an equal number of ordinary shares, par value $0.0001, of the MLAC Surviving Subsidiary, with the same rights, powers and privileges as the shares so converted and shall constitute the only outstanding share capital of the MLAC Surviving Subsidiary.

At the MLAC Merger Effective Time, each issued and outstanding Public Share in respect of which the holder thereof has validly exercised redemption rights pursuant to and in accordance with the MLAC Memorandum and Articles will be canceled, and those MLAC Shareholders will only have the right to receive a pro rata share of the redemption amount.

If there are any MLAC Ordinary Shares that are owned by MLAC as treasury shares, such treasury shares will be automatically canceled without any conversion thereof or payment therefore.

De-SPAC, Related Financing Transactions, Brief Description [Text Block]

Merger Consideration

As consideration for the Company Merger:

(1)

each Company Member other than Seller Related Parties shall be entitled to receive from Pubco one (1) share of Pubco Class A Stock for each Company Unit held by such Company Member immediately prior to the Company Merger Effective Time;

(2)	each Seller Related Party shall be entitled to receive from Pubco, for each Company Unit held by such Seller Related Party immediately prior to the Company Merger Effective Time:
●	one (1) share of Pubco Class A Stock; and
●	one (1) share of Pubco Class B Stock;
(3)

Astral shall be entitled to receive 4,000,000 newly issued Pubco Class A Stock as Additional Merger Consideration Shares, out of which (i) 2,000,000 shares of Pubco Class A Stock will be deposited, upon the Closing, into the Astral Escrow Account, and will be released in tranches, all as provided in the Business Combination Agreement and the Astral Escrow Agreement, and (ii) and (ii) 2,000,000 shares of Pubco Class A Stock will and delivered on the thirtieth (30th) calendar day following the Closing Date; and

(4)	all of the issued and outstanding Company Merger Sub Membership Interests shall be converted into an equal number of shares of common stock of the Company Surviving Subsidiary (i.e., the Company).

At the Company Merger Effective Time and by virtue of the Mergers, all of the shares of Pubco Stock issued and outstanding immediately prior to the MLAC Merger Effective Time shall be automatically canceled and extinguished without any conversion thereof or payment therefor.

By virtue of the MLAC Merger:

(1)

immediately prior to the MLAC Merger Effective Time, (i) each MLAC Unit issued and outstanding immediately prior to the MLAC Merger Effective Time, that has not been forfeited in accordance with the Sponsor Support Agreement, shall be automatically subject to the Unit Separation with the holder thereof being deemed to hold one (1) MLAC Class A Ordinary Share and one (1) MLAC Right; and (ii) the MLAC Class A Ordinary Shares (other than the shares in respect of which its holder has validly exercised its right of redemption) and MLAC Right underlying the MLAC Unit held or deemed to be held following the Unit Separation shall be converted in accordance with the applicable terms of limbs (2)(i) and (2)(ii) respectively;

(2)	at the MLAC Merger Effective Time:
(i)

each issued and outstanding MLAC Right shall be automatically converted into the number of shares of Pubco Class A Stock that would have been received by the holder thereof if the MLAC Right had been converted upon the consummation of a Business Combination in accordance with MLAC’s Organizational Documents, the MLAC IPO Prospectus and the MLAC Rights Agreement into MLAC Class A Ordinary Shares, but for such purposes treating it as if (a) such Business Combination had occurred immediately prior to the MLAC Merger Effective Time and (b) the MLAC Class A Ordinary Shares issued upon conversion of the MLAC Rights had then automatically been converted into shares of Pubco Class A Stock in accordance with the provisions of limb (2)(ii). At the MLAC Merger Effective Time, the MLAC Rights shall cease to be outstanding and shall automatically be canceled and retired and shall cease to exist;

(ii)

each issued and outstanding MLAC Class A Ordinary Share (other than (x) treasury shares and (y) shares in respect of which its holder has validly exercised its right of redemption) shall be converted automatically into one (1) share of Pubco Class A Stock, following which all such MLAC Class A Ordinary Shares (other than the treasury shares) shall cease to be outstanding and shall automatically be canceled and shall cease to exist;

(iii)

each MLAC Class B Ordinary Share issued and outstanding immediately prior to the MLAC Merger Effective Time that has not been forfeited in accordance with the Sponsor Support Agreement (other than treasury shares) shall be converted automatically into one (1) share of Pubco Class A Stock, following which all such MLAC Class B Ordinary Shares shall cease to be outstanding and shall automatically be canceled and shall cease to exist.

Pursuant to the Sponsor Support Agreement 1,600,000 of the 2,800,000 shares of Pubco Class A Stock issued to the Sponsor in exchange for the 2,800,000 MLAC Class B Ordinary Share held by the Sponsor shall be deposited, upon the Closing, into an escrow account with Continental Stock Transfer and Trust Company, and will be released in tranches, all as provided in the Sponsor Support Agreement and the Sponsor Escrow Agreement; and

(iv)

each issued and outstanding MLAC Merger Sub Membership Interest shall be converted into an equal number of ordinary shares, par value $0.0001, of the MLAC Surviving Subsidiary, with the same rights, powers and privileges as the shares so converted and shall constitute the only outstanding share capital of the MLAC Surviving Subsidiary.

At the MLAC Merger Effective Time, each issued and outstanding Public Share in respect of which the holder thereof has validly exercised redemption rights pursuant to and in accordance with the MLAC Memorandum and Articles will be canceled, and those MLAC Shareholders will only have the right to receive a pro rata share of the redemption amount.

If there are any MLAC Ordinary Shares that are owned by MLAC as treasury shares, such treasury shares will be automatically canceled without any conversion thereof or payment therefore.

De-SPAC, Reasons for SPAC Engaging in the Transaction [Text Block]

The MLAC Board’s Reasons for Approval of the Transactions

The MLAC Board considered a variety of factors in connection with its evaluation of the Business Combination. In light of the complexity of those factors, the MLAC Board, as a whole, did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors it took into account in reaching its decision. Individual members of the MLAC Board may have given different weight to different factors. Certain information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward- Looking Statements.”

Before reaching its decision, the MLAC Board reviewed the information provided to it by its management, representatives of the Sponsor and MLAC’s legal and financial advisors. In addition, before determining that the Business Combination was in the best interests of MLAC and its shareholders, the MLAC Board reviewed various industry data, including a review of recent performance of public companies with the digital asset treasury strategies, such as MicroStrategy, as well as industry insights provided by the Investment Banks, which were included in the investor presentation for the Company Unit Subscription.

The MLAC Board determined that pursuing a potential business combination with Pubco and the Company would be an attractive opportunity for MLAC and the MLAC Shareholders, which determination was based on a number of factors including, but not limited to, the following:

●	Exclusive partnership with the Foundation, which includes compelling access to AVAX. AVAT has an 18-month exclusive agreement with the Foundation on AVAX sales to any DAT company and, through its relationship with the Foundation, access to opportunities with partners, investors, builders, and service providers across the Avalanche ecosystem.
●	Differences between AVAT and other DATs in the marketplace. AVAT seeks to employ an active (instead of passive) DAT strategy, combining a targeted yield strategy with ecosystem development that is designed to provide shareholders with more holistic exposure to the growth of the Avalanche ecosystem.
●	Structural trends driving Avalanche utilization, including growth in stablecoin and digital money markets; as well as the tokenization of equities, private credit and other real world assets.
●	Avalanche’s technological strengths, including processing speed and ease of customization.
●	Attractive economics, including a discounted mNAV (calculated as the multiple of enterprise value to the market value of AVAX holdings) of approximately 0.77x at the execution of the Business Combination Agreement, assuming no redemptions from MLAC Shareholders.
●	Strategic leadership on the Pubco Board and the Advisory Board, including Advisory Board members Ava Labs founder Emin Gün Sirer, managing partner of Dragonfly Haseeb Qureshi, Blockworks Inc. Chief Executive Officer Jason Yanowitz and Aave Labs Chief Executive Officer Stani Kulechov.
●	Strong management team with institutional connectivity, Avalanche protocol expertise, and over 20 years of experience across digital assets, proprietary trading, asset management, market making and institutional capital markets.
●	Avalanche real world use cases across finance, payments, corporate/enterprise, government, gaming, sports and entertainment, which signifies the potential for significant market acceptance and adoption. Examples include the use of Avalanche technology in JP Morgan’s Kinexys, the California DMV’s registration of 42 million vehicle titles, Apollo’s launch of tokenized portfolios, funds and private credit, and FIFA’s launch of its own blockchain for digital collectibles and enhanced fan engagement.

In connection with its approval of the Business Combination Agreement, the MLAC Board considered the enterprise valuations, after factoring in the Company Unit Subscription, the Foundation’s token sale, and the implied value of AVAX holdings (or mNAV). Additionally, the MLAC Board considered potential valuation multiples of other digital asset tokens such as those supported by the blockchain platforms Ethereum, Stellar, Cardano, and Solana. The MLAC Board believed that the transaction structure for the Business Combination, which features a discounted mNAV, could deliver significant returns on investment to MLAC Shareholders. The MLAC Board also considered the Company’s unique relationship with the Foundation, and its potential to provide strategic exposure to the evolving Avalanche ecosystem, which the MLAC Board believes presented a compelling opportunity for value creation for MLAC Shareholders.

In approving the Business Combination, the MLAC Board considered the potential benefits of, but ultimately determined not to obtain, a fairness opinion. The MLAC Board and MLAC’s management have extensive experience in the fintech industry, operational management and investment and financial analysis, including as part of the team’s prior involvement in the proposed acquisition of W3BCLOUD Holdings Inc, a cryptocurrency data center, by Social Leverage Acquisition Corp. I. Furthermore, members of the MLAC Board have made professional investments in the digital asset space. As such, the members of the MLAC Board and management team believe that they are qualified to conduct and analyze the due diligence required to identify a business combination partner. The independent directors of the MLAC Board did not retain an unaffiliated representative to act solely on behalf of the unaffiliated MLAC Shareholders to negotiate the terms of the Business Combination and/or prepare a report concerning the approval of the Business Combination.

In the course of its deliberations, in addition to the various other risks associated with the business of Pubco, as described in the section entitled “Risk Factors” appearing elsewhere in this proxy statement/ prospectus, the MLAC Board also considered a variety of uncertainties, risks and other potentially negative factors relevant to the Business Combination, including the following:

●	AVAX and the Volatility of the Price of AVAX. The market prices of AVAX Tokens and other digital assets may fluctuate significantly, potentially due to broader cryptocurrency market movements, regulatory developments, technological changes or general economic conditions. These fluctuations could materially affect the value of Pubco’s digital assets, its mNAV, and overall financial performance.
●	Macroeconomic Risks Generally. Macroeconomic uncertainty, including the potential impact of the tariffs to be instituted by the United States government, and the effects they could have on the price of AVAX and Pubco’s potential financial performance.
●	Regulatory Risks with respect to AVAX. Cryptocurrency-related regulations are evolving, and future developments regarding the treatment of crypto assets for U.S. and foreign tax purposes could adversely impact Pubco’s business. AVAX and other digital assets are novel assets, and are subject to significant legal, commercial, regulatory and technical uncertainty.
●	Competition in Pubco’s Industry. Many publicly listed digital asset treasury vehicles currently trade at a premium to mNAV, which has attracted and may continue to attract other companies to pursue similar digital asset treasury strategies. This increased number of companies could make it more difficult or expensive for Pubco to, among other things, pursue its strategy of raising funds through public offerings of securities to purchase more AVAX for its corporate treasury.
●	Risks in Pubco’s Business Plan, which Business Plan May Not be Achieved. Pubco does not have significant operations and will not have significant operations prior to Closing. Pubco may not be successful in building its AVAX holdings or in building the ancillary AVAX related services it intends to launch in tandem with the accumulation and management of its AVAX holdings. Pubco may encounter unforeseen expenses, difficulties, complications, delays and other unknown events that may cause its costs to exceed its expectations.
●	Management Team of Pubco and Public Company Readiness. Gerald Bartholomew Smith, Laine Mihalchick Moljo and Sean Ostrower, who are expected to lead Pubco management after Closing, have limited experience managing an operating a public company. There is a risk that Pubco will not be able to hire the necessary personnel to timely and accurately prepare financial statements and reports to be publicly filed the SEC, or that Pubco’s compliance infrastructure may not be able to successfully manage the increased compliance risks and internal controls requirements to which it will be subject as a public company.
●	Valuation. The Company has no operating history and the volatile nature of the price of AVAX makes it difficult to evaluate Pubco’s future prospects. The Company’s lack of operating history also makes it difficult to accurately forecast its future results of operations, which are subject to numerous uncertainties as further described herein. In addition, MLAC did not obtain a fairness opinion (or any similar report or appraisal) in connection with the Business Combination. As a result, there is a risk that the MLAC Board may not have properly valued the Company’s business.
●	Listing Risk. The challenges associated with preparing Pubco for requisite listing requirements to which it will be subject as a publicly traded company on a national stock exchange, and the potential inability of Pubco to obtain an initial listing and maintain the listing of Pubco Class A Stock on Nasdaq or any other securities exchange following the Closing.
●	MLAC Shareholders Holding a Minority Position in Pubco. MLAC Shareholders will hold a minority ownership position in Pubco following completion of the Business Combination, with existing Public Shareholders owning approximately 40.5% of the issued and outstanding shares of Pubco Class A Stock after Closing, assuming no redemptions.
●	Control of Pubco by the Seller. Pubco will have two classes of common stock after Closing, with Pubco Class A Stock having no voting rights (except as required by applicable law) until all shares of Pubco Class B Stock are cancelled, and Pubco Class B Stock having voting rights. At Closing, MLAC Shareholders will receive shares of Pubco Class A Stock and only the Seller will own shares of Pubco Class B Stock. As a result, Pubco will be a controlled company under Nasdaq listing standards after Closing, with all decisions of Pubco being controlled by the Seller. Accordingly, Public Shareholders will not participate in the governance of Pubco after Closing. For additional information, see the section of this proxy statement/prospectus entitled “Description of Pubco Securities.”
●	Litigation. The possibility of litigation or MLAC shareholder actions challenging the Transactions or injunction against any of the actions required to be taken in order to consummate the Business Combination.
●	Fees and Expenses. The fees and expenses associated with completing the Business Combination, including those payable to the Investment Banks and BTIG.
●	Redemptions. The risk that a significant number of Public Shareholders may exercise their redemption rights, thereby depleting the amount of cash available in the Trust Account to fund Pubco’s business after the Business Combination, not only making it more difficult for Pubco to meet initial listing requirements, but also reducing the liquidity of the trading market for Pubco Class A Stock upon Closing.

In addition to considering the factors described above, the MLAC Board also considered that:

●	Interests of Certain Persons. The Sponsor, its affiliates and certain executive officers and directors of MLAC, as individuals, may have interests in the Business Combination that are in addition to, and that may be different from (and may conflict with), the interests of MLAC Shareholders. The possibility that the MLAC Board may have been influenced by conflicts between what may be in MLAC’s best interests and what may be best for a director’s personal interests, including the possibility that if the Business Combination is not consummated, and MLAC is forced to liquidate because it is unable to consummate another business combination within the timeframe permitted by its Memorandum and Articles of Association, the Class B Ordinary Shares and Private Placement Units owned by the Sponsor would be worthless. For more information, see section entitled “The Business Combination Proposal — Interests of the Sponsor and MLAC’s Directors and Executive Officers in the Business Combination.”
●	Differing Returns. The Sponsor paid $25,000, or approximately $0.005 per share, for the MLAC Founder Shares (of which it currently holds 7,187,500, 4,387,500 of which the Sponsor has agreed to surrender, immediately prior to, and subject to the consummation of, the MLAC Merger). Such shares (after accounting for the share surrender), are valued at approximately $28,924,000, based on the closing price of MLAC Class A Ordinary Shares of $10.30 on September 30, 2025, the business day before the MLAC Board approved the Business Combination. Such shares will be worthless if a business combination is not consummated. The Sponsor and its affiliates can earn a positive rate of return on their investment even if Public Shareholders experience a negative return following the consummation of the Business Combination.

After considering the foregoing, the MLAC Board concluded, in its business judgment, that the potential benefits to MLAC and the MLAC Shareholders relating to the Business Combination outweighed the potentially negative factors and risks relating to the Business Combination.

Material Differences in Security Holders' Rights, Target Company Versus the Combined Company [Text Block]

If the MLAC Merger is completed, MLAC Shareholders will receive shares of Pubco Class A Stock in the MLAC Merger and they will cease to be MLAC Shareholders. MLAC is incorporated under the laws of the Cayman Islands and Pubco is organized under the laws of the State of Delaware. The below is a summary of the material differences between (1) the current rights of MLAC Shareholders under Cayman Islands law and the MLAC Memorandum and Articles and (2) the rights of holders of Pubco Stock, post-Closing, under Delaware law and Pubco’s Proposed Organizational Documents, as in effect immediately following the Business Combination.

MLAC and Pubco believe that this summary describes the material differences between the rights of MLAC Shareholders as of the date of this proxy statement/prospectus and the rights of holders of Pubco Stock after the Business Combination; however, it does not purport to be a complete description of those differences. The summary is qualified in its entirety by reference to Pubco’s and MLAC’s governing documents, which we urge you to read carefully and in their entirety. Attached as Annex B to this proxy statement/prospectus is a copy of the form of the Amended and Restated Charter, and attached as Annex C to this proxy statement/prospectus is a copy of the form of Amended and Restated Bylaws. To find out where copies of these documents can be obtained, see the section entitled “Where You Can Find More Information” in this Form S-4.

Provision	Pubco (Post-Closing)	MLAC
Voting Rights:

Except on matters where the vote of the holders of Pubco Class A Stock is required by the DGCL, the holders of Pubco Class A Stock will not be entitled to vote on any matter coming before any meeting of shareholders, including, without limitation, the election of directors. However, if the holders of Pubco Class A Stock are required by the DGCL to vote on any matter, then each holder of Pubco Stock shall be entitled to one (1) vote per share upon such matter coming before any meeting of the shareholders. The holders of Pubco Class B Stock will be entitled to one (1) vote per share upon any matter coming before any meeting of shareholders where the vote of the holders of Pubco Class A Stock is not required.

Prior to the consummation of an initial business combination, only holders of MLAC Class B Ordinary Shares will have the right to vote on continuing MLAC in a jurisdiction outside the Cayman Islands (including any special resolution required to adopt new constitutional documents as a result of MLAC’s approving a transfer by way of continuation to a jurisdiction outside the Cayman Islands). Holders of MLAC Class A Ordinary Shares will not be entitled to vote on such matter during such time. Such provision of the MLAC Memorandum and Articles may only be amended if approved by a special resolution being a resolution passed by at least two-thirds of the votes cast by, or on behalf of, the MLAC Shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at a general meeting or by way of unanimous written resolution. With respect to any other matter submitted to a vote of MLAC Shareholders, including any vote in connection with its initial business combination, except as required by applicable law or stock exchange rule, holders of MLAC Class A Ordinary Shares and holders of MLAC Class B Ordinary Shares will vote together as a single class, with each share entitling the holder to one vote.

Provision	Pubco (Post-Closing)	MLAC
Preemptive Rights:	Pursuant to the DGCL, there are no preemptive rights unless expressly provided in the corporation’s certificate of formation.	MLAC Shareholders have no preemptive or other subscription rights.

Appraisal Rights and Dissenters’ Rights:

Pursuant to the DGCL, a stockholder of a publicly traded corporation has appraisal rights in connection with a merger unless the merger consideration is all stock in another publicly traded corporation or another exception applies.

Under section 238 of the Cayman Act, shareholders of a Cayman Islands company ordinarily have dissenters’ rights with respect to a statutory merger or consolidation. The Cayman Act prescribes when shareholder dissenters’ rights will be available and sets the limitations on such rights. Where such rights are available, shareholders are entitled to receive fair value for their shares.

Inspection of Books and Records:

Pursuant to the DGCL, any stockholder, upon written demand stating the purpose thereof and identifying the documents sought with precision, has the right during usual hours for business to inspect for any proper purpose, and to make copies and extracts from, the corporation’s stock ledger and other books and records.

MLAC directors shall determine whether and to what extent and at what times and places and under what conditions or regulations the accounts and books of MLAC or any of them shall be open to the inspection of members not being MLAC directors and no member (not being an MLAC director) shall have any right of inspecting any account or book or document of MLAC except as conferred by the Cayman Act or authorized by MLAC directors or by MLAC in general meeting. The MLAC Board may cause to be prepared and to be laid before MLAC in general meeting profit and loss accounts, balance sheets, group accounts (if any) and such other reports and accounts as may be required by the laws of the Cayman Islands.

Size of Board of Directors:

Amended and Restated Bylaws and Amended and Restated Certificate of Formation provide that the Pubco Board will consist of one (1) or more members as determined by the Pubco Board, each of whom shall be a natural person.

The MLAC Board shall consist of not less than one person, unless otherwise determined by MLAC in general meeting.

Classes of Directors/Term of Directors:

Pursuant to the DGCL, the directors of a corporation may, by the certificate of incorporation or bylaws, be divided into one, two or three classes.

The Pubco Board is not so classified. Each director of Pubco shall hold office for a term of one (1) year and serve until his or her successors are duly elected and qualified or until his or her earlier death, resignation or removal.

The MLAC Board is made up of three classes, Class I, Class II and Class III. The number of directors in each class shall be as nearly equal as possible. The Class I directors shall stand appointed for a term expiring at MLAC’s first annual general meeting, the Class II directors shall stand appointed for a term expiring at MLAC’s second annual general meeting and the Class III directors shall stand appointed for a term expiring at MLAC’s third annual general meeting. Commencing at MLAC’s first annual general meeting, and at each annual general meeting thereafter, directors appointed to succeed those directors whose terms expire shall be appointed for a term of office to expire at the third succeeding annual general meeting after their appointment.

Provision	Pubco (Post-Closing)	MLAC
Election and Appointment of Directors:	Pursuant to the DGCL, directors are elected at an annual meeting or at a special meeting called for that purpose, or by written consent in lieu of a meeting.

Directors may be appointed by ordinary resolution of MLAC Shareholders.

The MLAC directors may appoint any person to be a director, either to fill a vacancy or as an additional director provided that the appointment does not cause the number of directors to exceed any number fixed by or in accordance with the MLAC Memorandum and Articles as the maximum number of directors.

Vacancies on the Board of Directors:

Pursuant to the DGCL, unless otherwise provided in the certificate of incorporation or bylaws, vacancies on the board of directors may be filled (i) by a majority of the directors then in office, although less than a quorum, or by a sole remaining director; or (ii) whenever the holders of any class or classes of stock or series thereof are entitled to elect one (1) or more directors by the certificate of incorporation, by a majority of the directors elected by such class or classes or series thereof then in office, or by a sole remaining director so elected.

All directors shall hold office until the expiration of their respective terms of office and until their successors shall have been appointed and qualified. A director appointed to fill a vacancy resulting from the death, resignation or removal of a director shall serve for the remainder of the full term of the director whose death, resignation or removal shall have created such vacancy and until his successor shall have been appointed and qualified.

Removal of Directors:

Pursuant to the DGCL and subject to certain exemptions, any director or the entire board of directors may be removed, with or without cause, by the holders of a majority of the shares entitled to vote at an election of directors.

Directors may be removed by ordinary resolution of MLAC Shareholders. The office of a director may vacated if: (a) the director gives notice in writing to MLAC that they resign the office of director; (b) the director is absent (without being represented by proxy) from three consecutive meetings of the MLAC Board without special leave of absence from the directors, and the directors pass a resolution that they have by reason of such absence vacated office; (c) the director dies, becomes bankrupt or makes any arrangement or composition with their creditors generally; (d) the director is found to be or becomes of unsound mind; or (e) all of the other directors (being not less than two in number) determine that the director should be removed as a director, either by a resolution passed by all of the other directors at a meeting of the directors duly convened and held in accordance with the MLAC Memorandum and Articles or by a resolution in writing signed by all of the other directors.

Provision	Pubco (Post-Closing)	MLAC
Amendments to the Organizational Documents:

Pursuant to the DGCL, amendments to the certificate of incorporation must be approved by the board of directors, which adopts a resolution setting forth the proposed amendment and declaring its advisability, and then submitted to the stockholders for approval. Unless a higher vote is required by the certificate of incorporation, approval generally requires the affirmative vote of a majority of the shares entitled to vote on the matter. In addition, holders of a particular class or series of stock are entitled to vote separately on an amendment if the amendment (i) increases or decreases the number of authorized shares of that class, (ii) changes the par value of those shares, or (iii) alters or changes the powers, preferences or special rights of those shares in a manner that adversely affects them. If only one or more series within a class is adversely affected, only the holders of that series are entitled to vote.

Pursuant to the DGCL, the corporation’s bylaws may be amended by the stockholders. If the corporation confers the power to amend bylaws upon its directors by including a provision to that effect in its certificate of incorporation, the board of directors may also amend the bylaws.

MLAC Shareholders may amend the MLAC Memorandum and Articles by special resolution. Prior to the consummation of a business combination, Article 178(a) of the MLAC Memorandum and Articles provides that only the holders of MLAC Class B Ordinary Shares shall carry the right to vote on any Special Resolution required to amend the constitutional documents of MLAC or to adopt new constitutional documents of MLAC, in each case, as a result of MLAC approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands.

Limitation of Liability of Directors and Officers:

Pursuant to the DGCL a corporation may limit or eliminate a director’s and an officer’s personal liability for monetary damages to the corporation or its stockholders for breach of fiduciary duty as a director or as an officer, except for liability for: (i) any breach of the director’s or officer’s duty of loyalty to such corporation or its stockholders, (ii) acts or omissions by a director or an officer not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) a director’s willful or negligent violation of provisions of Delaware law governing payment of dividends and stock purchases or redemptions, (iv) any transaction from which the director or officer derived an improper personal benefit, or (v) an officer in any action by or in the right of the corporation.

Cayman Islands law does not limit the extent to which a company’s memorandum and articles of association may provide for indemnification of officers and directors, except to the extent any such provision may be held by the Cayman Islands courts to be contrary to public policy, such as to provide indemnification against willful default, fraud or the consequences of committing a crime.

Provision	Pubco (Post-Closing)	MLAC
Indemnification of Directors and Officers:

Under the DGCL, a corporation is generally permitted to indemnify its directors and officers against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with a third-party action, suit or proceeding, or a derivative action, and against expenses actually and reasonably incurred in the defense or settlement of such action or suit (with certain restrictions applicable to indemnification of expenses in a derivative action), provided that there is a determination that the individual acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe the individual’s conduct was unlawful. Indemnification determinations for current directors and officers must be made by: (i) a majority of the disinterested directors, even though less than a quorum; (ii) a committee of such disinterested directors designated by a majority vote of such disinterested directors, even though less than a quorum; (iii) independent legal counsel in a written opinion if there are no such disinterested directors or if such directors so direct; or (iv) the stockholders.

The DGCL requires indemnification of current or former directors and officers for expenses actually and reasonably incurred by such person relating to a successful defense on the merits or otherwise of a derivative or third-party action. Pursuant to the DGCL, a corporation may advance expenses relating to the defense of any action, suit or proceeding to directors, officers, employees, and agents contingent in certain circumstances upon those individuals entering into an undertaking to repay any advances if it is determined ultimately that those individuals are not entitled to be indemnified.

The MLAC Memorandum and Articles provide that every director and officer (which for the avoidance of doubt, shall not include auditors of MLAC), together with every former director and former officer (each an “Indemnified Person”) shall, to the maximum extent permitted by Cayman Islands law, be indemnified out of the assets of MLAC against any liability, action, proceeding, claim, demand, costs, damages or expenses, including legal expenses, whatsoever which they or any of them may incur as a result of any act or failure to act in carrying out their functions other than such liability (if any) that they may incur by reason of their own actual fraud, willful neglect or willful default. No Indemnified Person shall be liable to MLAC for any loss or damage incurred by MLAC as a result (whether direct or indirect) of the carrying out of their functions unless that liability arises through the actual fraud, willful neglect or willful default of such Indemnified Person. No person shall be found to have committed actual fraud, willful neglect or willful default unless or until a court of competent jurisdiction shall have made a finding to that effect.

De-SPAC Transaction, Accounting Treatment [Text Block]

The Business Combination will be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, MLAC will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the current members of the Company having a majority of the voting power of Pubco upon the Closing, Company senior management comprising all of the senior management of Pubco, and the Company’s operations comprising the ongoing operations of Pubco. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of the Company issuing shares for the net assets of MLAC, accompanied by a recapitalization. The net assets of MLAC will be stated at historical cost, with no goodwill or other intangible assets recorded. As a result, any transaction costs incurred to effect the recapitalization represent costs related to issuing equity and raising capital that are recognized as a reduction to the total amount of equity raised through the Company Unit Subscription Agreements rather than an expense recorded as incurred. Operations prior to the Business Combination will be those of the Company.

De-SPAC, Federal Income Taxes Consequences, SPAC Security Holders [Text Block]

The following description addresses the U.S. federal income tax considerations generally applicable to (i) U.S. Holders and Non-U.S. Holders (as defined below) that elect to have their Public Shares redeemed for cash if the Business Combination is completed, (ii) U.S. Holders and Non-U.S. Holders that participate in the Domestication and MLAC Merger, and (iii) Non-U.S. Holders of owning and disposing of shares of Pubco Class A Stock after the Business Combination. It does not address U.S. federal income tax consequences of the Domestication or Business Combination on other MLAC securities. The following description is the opinion of EGS. The information set forth in this section is based on the Code, its legislative history, final, temporary and proposed treasury regulations promulgated thereunder (“Treasury Regulations”), published rulings and court decisions, all as currently in effect. These authorities are subject to change or differing interpretations, possibly on a retroactive basis.

For purposes of this description, a “U.S. Holder” means a beneficial owner of Public Shares that is for U.S. federal income tax purposes:

●	an individual citizen or resident of the United States;
●	a corporation (or other entity treated as a corporation) that is created or organized (or treated as created or organized) in or under the laws of the United States, any state thereof or the District of Columbia;
●	an estate whose income is includible in gross income for U.S. federal income tax purposes regardless of its source; or
●	a trust if (i) a U.S. court can exercise primary supervision over the trust’s administration and one or more U.S. persons are authorized to control all substantial decisions of the trust, or (ii) it has a valid election in effect under applicable U.S. Treasury Regulations to be treated as a U.S. person.

A “Non-U.S. Holder” means a beneficial owner of Public Shares that, for U.S. federal income tax purposes, is not a U.S. Holder or a partnership or other entity classified as a partnership for U.S. federal income tax purposes.

This description does not address all aspects of U.S. federal income taxation that may be relevant to any particular holder based on such holder’s individual circumstances. In particular, this description considers only holders that hold Public Shares as capital assets within the meaning of Section 1221 of the Code. This description does not address the alternative minimum tax, the Medicare tax on net investment income, or the U.S. federal income tax consequences to holders that are subject to special rules, including:

●	financial institutions or financial services entities;
●	broker-dealers;
●	persons that are subject to the mark-to-market accounting rules under Section 475 of the Code;
●	tax-exempt entities;
●	governments or agencies or instrumentalities thereof;
●	insurance companies;
●	regulated investment companies;
●	real estate investment trusts;
●	specified expatriates or former long-term residents of the United States;
●	persons that acquired Public Shares pursuant to an exercise of employee options, in connection with employee incentive plans or otherwise as compensation;
●	persons that hold Public Shares as part of a straddle, constructive sale, hedging, redemption or other integrated transaction;
●	persons whose functional currency is not the U.S. dollar;
●	controlled foreign corporations;
●	passive foreign investment companies;
●	partnerships (or other entities classified as partnership for U.S. federal income tax purposes) or partners in such partnerships or entities classified for U.S. federal income tax purposes as a “disregarded entity”;
●	persons required to accelerate the recognition of any item of gross income with respect to Public Shares as a result of such income being recognized on an applicable financial statement;
●	persons who actually or constructively own 5% or more of MLAC’s shares or Pubco’s shares by vote or value (except as specifically provided below); or
●	the Sponsor or its affiliates, or MLAC’s officers and directors.

De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Pursuant to the MLAC Memorandum and Articles, any holders of Public Shares may demand that such Public Shares be redeemed in exchange for a pro rata share of the aggregate amount on deposit in the Trust Account (less taxes payable), calculated as of two (2) business days prior to the Closing. If a demand is properly made and the Business Combination is consummated, these shares, immediately prior to the Business Combination, will cease to be outstanding and will represent only the right to receive a pro rata share of the aggregate amount on deposit in the Trust Account which holds the proceeds of the MLAC IPO (calculated as of two (2) business days prior to the Closing, including interest earned on the funds held in the Trust Account and not previously released to MLAC to pay its taxes). For illustrative purposes, based on funds in the Trust Account of approximately $241.2 million as of December 31, 2025, the estimated per share redemption price would have been approximately $10.49 (including interest earned on the funds held in the Trust Account but less taxes payable).

In order to exercise your redemption rights, you must:

●	prior to 5:00 p.m. Eastern Time on (two (2) business days before the Meeting), tender your Public Shares physically or electronically and submit a request in writing that MLAC redeem your Public Shares for cash to CST, MLAC’s transfer agent, at the following address:

Continental Stock Transfer & Trust Company
One State Street Plaza, 30th Floor
New York, New York 10004
Attn: SPAC Redemption Team
Email: spacredemptions@continentalstock.com

●	In your request to CST for redemption, you must also affirmatively certify if you “ARE” or “ARE NOT” acting in concert or as a “group” (as defined in Section 13d-3 of the Exchange Act) with any other Public Shareholder; and
●	deliver your Public Shares either physically or electronically through DTC to CST at least two (2) business days before the Meeting. Public Shareholders seeking to exercise their redemption rights and opting to deliver physical certificates should allot sufficient time to obtain physical certificates from CST and time to effect delivery. It is MLAC’s understanding that Public Shareholders should generally allot at least two weeks to obtain physical certificates from Continental Stock Transfer and Trust Company. However, MLAC does not have any control over this process and it may take longer than two weeks.
Public Shareholders who hold their Public Shares in street name will have to coordinate with their bank, broker or other nominee to have the shares certificated or delivered electronically. If you do not submit a written request and deliver your Public Shares as described above, your Public Shares will not be redeemed.

A Public Shareholder may not withdraw a redemption request once submitted to MLAC unless the MLAC Board determines (in their sole discretion) to permit the withdrawal of such redemption request (which they may do in whole or in part). Subject to the forgoing, if you delivered your Public Shares for redemption to CST and decide within the required timeframe not to exercise your redemption rights, you may request that CST return your Public Shares (physically or electronically). You may make such request by contacting CST at the phone number or address listed above.

Prior to exercising redemption rights, Public Shareholders should verify the market price of MLAC Class A Ordinary Shares, as they may receive greater proceeds from the sale of their Public Shares in the public market than from exercising their redemption rights if the market price per share is higher than the redemption price. There can be no assurances that you will be able to sell your Public Shares in the open market, even if the market price per share is higher than the redemption price stated above, as there may not be sufficient liquidity in MLAC Class A Ordinary Shares when you wish to sell your Public Shares.

If you exercise your redemption rights, your Public Shares will cease to be outstanding immediately prior to the consummation of the Business Combination and will only represent the right to receive a pro rata share of the aggregate amount on deposit in the Trust Account. You will no longer own those shares and will have no right to participate in, or have any interest in, the future growth of Pubco, if any. You will be entitled to receive cash for these shares only if you properly and timely demand redemption.

Notwithstanding the foregoing, the MLAC Memorandum and Articles provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than 15% of the Public Shares in the aggregate, without the prior consent of MLAC.

In connection with the MLAC IPO, the Sponsor and its Affiliates agreed to waive any redemption rights with respect to any MLAC Ordinary Shares held by them in connection with the completion of the Business Combination. Such waivers are standard in transactions of this type and the Sponsor and its Affiliates did not receive separate consideration for the waiver.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]

MLAC Shareholders do not have appraisal rights in connection with the Business Combination under the DGCL or the Cayman Act.

In addition, Public Shareholders are still entitled to exercise the rights of redemption as detailed in this proxy statement/prospectus and the redemption proceeds payable to Public Shareholders who exercise such redemption rights will represent the fair value of those shares. For a discussion about the Public Shareholders’ redemption rights, please see “Extraordinary General Meeting of MLAC Shareholders — Redemption Rights.”